RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2022 and March 31, 2021, the Fund entered into several transactions with various former and current affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, Boston Capital Asset Management Limited Partnership, and BF Garden Companion Limited Partnership (formerly known as Boston Capital Companion Limited Partnership) as follows:

The Fund originally incurred an annual fund management fee to Boston Capital Asset Management Limited Partnership, a former affiliate of the general partner. As part of the sale disclosed in Note A, the fund management fee is now payable to BF Garden Companion Limited Partnership (formerly known as Boston Capital Companion Limited Partnership), an affiliate of the general partner as of December 15, 2020, in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the operating limited partnerships, less the amount of certain asset management and reporting fees paid by the operating limited partnerships. The fund management fees earned and the reporting fees paid by the operating limited partners for the years ended March 2022 and 2021 are as follows:

	2022
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee
Series 47	$64,226	$1,000	$63,226
Series 48	38,508	1,700	36,808
Series 49	336,441	48,995	287,446

	$439,175	$51,695	$387,480

	2021
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee
Series 47	$122,624	$10,938	$111,686
Series 48	60,393	7,563	52,830
Series 49	493,632	38,418	455,214

	$676,649	$56,919	$619,730

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership’s interests in operating limited partnerships. As of March 31, 2022 and 2021, total fund management fees accrued were $1,497,001 and $8,875,807, respectively.

NOTE B - RELATED PARTY TRANSACTIONS – (continued)

The fund management fees paid by the Fund for the years ended March 31, 2022 and 2021 are as follows:

	2022	2021
Series 47	$2,635,987	$526,986
Series 48	676,000	205,000
Series 49	4,505,994	122,450

	$7,817,981	$854,436

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2022 and 2021, charged to each series’ operations are as follows:

	2022	2021
Series 47	$—	$14,103
Series 48	—	13,357
Series 49	—	15,265

	$—	$42,725